Note 11 - Commitments, Guarantees and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended			3 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2013 Mcfe ft3	Dec. 31, 2012 ft3	Dec. 31, 2013 Financial Guarantee [Member] Tropic Equipment Leasing Inc.[Member]	Dec. 31, 2013 First Mortgage Bonds [Member]	Dec. 31, 2013 Interest Rate Swap [Member]	Dec. 31, 2013 Nicor Gas and SouthStar [Member]	Dec. 31, 2011 Nicor Gas [Member] Mcfe	Nov. 30, 2012 Illinois Commission [Member]	Dec. 31, 2013 Illinois Commission [Member]	Dec. 31, 2009 Illinois Commission [Member]	Feb. 01, 2012 Illinois Commission [Member]	Dec. 31, 2009 IAGO [Member]	Dec. 31, 2009 CUB [Member]
Note 11 - Commitments, Guarantees and Contingencies (Details) [Line Items]
Liabilities, Fair Value Adjustment				$ 82	$ 9
Debt Instrument, Unamortized Premium	16
Long-term Purchase Commitment, Minimum Energy Volume Required (in Thousands of Cubic Feet of Gas Equivalent)	31,000,000						20,000,000
Other Unrecorded Amounts						136
Interest Payable, Current	52	53
Guarantor Obligations, Maximum Exposure, Undiscounted			16
Gas Balancing Volume Amount (in Cubic Feet)		4,800,000,000
Loss Contingency, Damages Sought, Value										85		255	305
Loss Contingency, Estimate of Possible Loss											64
Loss Contingency, Damages Awarded, Value								72
Loss Contingency Accrual, Period Increase (Decrease)								8
Loss Contingency Accrual								72
Loss Contingency, Damages Paid, Value									$ 29